Investments	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Investments

Note Four –Investments

The aggregate carrying and approximate market values of securities follow.  Fair values are based on quoted market prices, where available.  If quoted market prices are not available, fair values are based on quoted market prices of comparable financial instruments.

	December 31, 2012				December 31, 2011
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
U.S. Treasuries and U.S.
government agencies	$3,792	$96	$-	$3,888	$5,868	$173	$-	$6,041
Obligations of states and
political subdivisions	47,293	1,651	15	48,929	55,262	1,561	21	56,802
Mortgage-backed securities:
U.S. government agencies	279,336	7,231	85	286,482	220,815	6,966	168	227,613
Private label	3,235	37	-	3,272	5,117	45	6	5,156
Trust preferred
securities	15,402	55	2,812	12,645	48,951	941	4,735	45,157
Corporate securities	16,152	207	412	15,947	16,226	160	1,988	14,398
Total Debt Securities	365,210	9,277	3,324	371,163	352,239	9,846	6,918	355,167
Marketable equity securities	3,381	804	-	4,185	4,318	-	465	3,853
Investment funds	1,724	50	-	1,774	1,724	39	-	1,763
Total Securities
Available-for-Sale	$370,315	$10,131	$3,324	$377,122	$358,281	$9,885	$7,383	$360,783

	December 31, 2012				December 31, 2011
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities held-to-maturity
Trust preferred securities	$13,454	$465	$58	$13,861	$23,458	$675	$710	$23,423
Total Securities
Held-to-Maturity	$13,454	$465	$58	$13,861	$23,458	$675	$710	$23,423

Other investment securities:
Non-marketable equity securities	$11,463	$-	$-	$11,463	$11,934	$-	$-	$11,934
Total Other Investment
Securities	$11,463	$-	$-	$11,463	$11,934	$-	$-	$11,934

Securities with limited marketability, such as stock in the Federal Reserve Bank or the Federal Home Loan Bank, are carried at cost and are reported as non-marketable equity securities in the table above.

Certain investment securities owned by the Company were in an unrealized loss position (i.e., amortized cost basis exceeded the estimated fair value of the securities) as of December 31, 2012 and December 31, 2011.  The following table shows the gross unrealized losses and fair value of the Company’s investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and December 31, 2011.

	December 31, 2012
	Less Than Twelve Months		Twelve Months or Greater		Total
(In thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Securities available-for-sale:
Obligations of states and political subdivisions	$1,163	$15	$-	$-	$1,163	$15
Mortgage-backed securities:
U.S. Government agencies	16,225	85	-	-	16,225	85
Trust preferred securities	348	51	5,836	2,761	6,184	2,812
Corporate securities	1,950	49	4,344	363	6,294	412
Total	$19,686	$200	$10,180	$3,124	$29,866	$3,324

Securities held-to-maturity:
Trust preferred securities	$-	$-	$3,380	$58	$3,380	$58

	December 31, 2011
	Less Than Twelve Months		Twelve Months or Greater		Total
(In thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Securities available-for-sale:
Obligations of states and political subdivisions	$992	$11	$394	$10	$1,386	$21
Mortgage-backed securities:
U.S. Government agencies	-	-	4,333	168	4,333	168
Private label	3,236	6	-	-	3,236	6
Trust preferred securities	6,724	520	5,402	4,215	12,126	4,735
Corporate securities	1,791	241	4,941	1,747	6,732	1,988
Marketable equity securities	3,810	465	-	-	3,810	465
Total	$16,553	$1,243	$15,070	$6,140	$31,623	$7,383

Securities held-to-maturity:
Trust preferred securities	$4,823	$212	$8,219	$498	$13,042	$710

Marketable equity securities consist of investments made by the Company in equity positions of various community banks.  Included within this portfolio are meaningful (2-5%) ownership positions in the following community bank holding companies: First National Corporation and First United Corporation.

During the year ended December 31, 2012, the Company recorded $0.6 million in credit-related net investment impairment losses.  The charges deemed to be other-than-temporary were related to pooled bank trust preferred securities with a remaining carrying value of $3.5 million at December 31, 2012.  The credit-related net impairment charges related to the pooled bank trust preferred securities were based on the Company’s quarterly reviews of its investment securities for indications of losses considered to be other-than-temporary.  During 2011, the Company recorded $1.3 million in credit-related net investment impairment losses.  The charges deemed to be other-than-temporary were related to pooled bank trust preferred securities ($0.4 million credit-related net impairment losses for the full year) with a remaining carrying value of $3.4 million at December 31, 2011, and community bank and bank holding company equity positions ($0.9 million credit-related net impairment losses for the full year) with a remaining carrying value of $3.9 million at December 31, 2011.  The credit-related net impairment charges related to the pooled bank trust preferred securities were based on the Company’s quarterly reviews of its investment securities for indications of losses considered to be other-than-temporary.  Based on management’s assessment of the securities the Company owns, the seniority position of the securities within the pools, the level of defaults and deferred payments within the pools, management concluded that credit-related impairment charges of $0.4 million on the pooled bank trust preferred securities were appropriate for the year ending December 31, 2011.  During the year ended December 31, 2011, the Company recognized $0.9 million of credit-related net impairment charges on the Company’s equity positions due to the length of time and extent to which the market value of these securities have been below the Company’s cost basis.  As a result of these factors, the Company does not expect the market value of these securities to recover in the near future.

Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other-than-temporary would be reflected in earnings as realized losses.  In estimating other-than-temporary impairment losses, management considers, among other things (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition, capital strength, and near-term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent to sell the investment security and if it’s more likely than not that the Company will not have to sell the security before recovery of its cost basis.  In addition, management also employs a continuous monitoring process in regards to its marketable equity securities, specifically its portfolio of regional community bank holdings.  Although the regional community bank stocks that are owned by the Company are publicly traded, the trading activity for these stocks is minimal, with trading volumes of less than 0.1% of each respective company being traded on a daily basis.  As part of management’s review process for these securities, management reviews the financial condition of each respective regional community bank for any indications of financial weakness.

Management has the ability and intent to hold the securities classified as held-to-maturity until they mature, at which time the Company will receive full value for the securities.  Furthermore, as of December 31, 2012, management does not intend to sell an impaired security and it is not more than likely that it will be required to sell the security before the recovery of its amortized cost basis.  The unrealized losses on debt securities are primarily the result of interest rate changes, credit spread widening on agency-issued mortgage related securities, general financial market uncertainty and unprecedented market volatility.  These conditions will not prohibit the Company from receiving its contractual principal and interest payments on its debt securities.  The fair value is expected to recover as the securities approach their maturity date or repricing date.   As of December 31, 2012, management believes the unrealized losses detailed in the table above are temporary and no additional impairment loss has been recognized in the Company’s consolidated income statement.  Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss will be recognized in net income in the period of the other-than-temporary impairment is identified, while any noncredit loss will be recognized in other comprehensive income.

At December 31, 2012, the book value of the Company’s five pooled trust preferred securities totaled $6.7 million with a carrying value of $3.5 million.  All of these securities are mezzanine tranches.  Pooled trust preferred securities represent beneficial interests in securitized financial assets that the Company analyzes within the scope of ASC 320, “Investments-Debt and Equity Securities” and are evaluated quarterly for other-than-temporary-impairment (“OTTI”).  Management performs an analysis of OTTI utilizing its internal methodology as described below to estimate expected cash flows to be received in the future.  The Company reviews each of its pooled trust preferred securities to determine if an OTTI charge would be recognized in current earnings in accordance with ASC 320, “Investments-Debt and Equity Securities”.  There is a risk that continued collateral deterioration could cause the Company to recognize additional OTTI charges in earnings in the future.

When evaluating pooled trust preferred securities for OTTI, the Company determines a credit related portion and a noncredit related portion.  The credit related portion is recognized in earnings and represents the difference between the present value of expected future cash flows and the amortized cost basis of the security.  The noncredit related portion is recognized in other comprehensive income, and represents the difference between the book value and the fair value of the security less the amount of the credit related impairment.  The determination of whether it is probable that an adverse change in estimated cash flows has occurred is evaluated by comparing estimated cash flows to those previously projected as further described below.  The Company considers this process to be its primary evidence when determining whether credit related OTTI exists.  The results of these analyses are significantly affected by other variables such as the estimate of future cash flows, credit worthiness of the underlying issuers and determination of the likelihood of defaults of the underlying collateral.

The Company utilizes a third party model to compute the present value of expected cash flows which considers the structure and term of each of the five respective pooled trust preferred securities and the financial condition of the underlying issuers.  Specifically, the third party model details interest rates, principal balances of note classes and underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes. The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment deferrals or defaults of underlying trust preferred securities. For issuing banks that have defaulted, management generally assumes no recovery. For issuing banks that have deferred its interest payments, management excludes the collateral balance associated with these banks and assumes no recoveries of such collateral balance in the future. The exclusion of such issuing banks in a current deferral position is based on such bank experiencing a certain level of financial difficulty that raises doubt about its ability to satisfy its contractual debt obligation, and accordingly, the Company excludes the associated collateral balance from its estimate of expected cash flows. Other assumptions used in the estimate of expected cash flows include expected future default rates and prepayments. Specifically, the model assumes annual prepayments of 1.0% with 100% at maturity and assumes 150 basis points of additional annual defaults from banks that are currently not in default or deferral.  In addition, the model assumes no recoveries except for one trust preferred security which assumes that one of the banks currently deferring or in default will cure such positions.  Management compares the present value of expected cash flows to those previously projected to determine if an adverse change in cash flows has occurred. If an adverse change in cash flows has occurred, management determines the credit loss to be recognized in the current period and the portion related to noncredit factors to be recognized in other comprehensive income.

The following table presents a progression of the credit loss component of OTTI on debt and equity securities recognized in earnings during the year ended December 31, 2012 and for the year ended December 31, 2011.  The credit loss component represents the difference between the present value of expected future cash flows and the amortized cost basis of the security.  The credit component of OTTI recognized in earnings during a period is presented in two parts based upon whether the credit impairment in the current period is the first time the security was credit impaired (initial credit impairment) or if there is additional credit impairment on a security that was credit impaired in previous periods.

(In thousands)	Debt Securities	Equity Securities	Total

Balance at January 1, 2011	$20,893	$5,130	$26,023
Additions:
Initial credit impairment	-	-	-
Additional credit impairment	355	918	1,273
Deductions:
Called	(638)	-	(638)
Balance December 31, 2011	20,610	6,048	26,658
Additions:
Initial credit impairment	-	-	-
Additional credit impairment	576	-	576
Deductions:
Sold	-	(1,235)	(1,235)
Balance December 31, 2012	$21,186	$4,813	$25,999

  The following table presents additional information about the Company’s trust preferred securities with a credit rating of below investment grade as of December 31, 2012:

(Dollars in thousands)

Deal Name	Type	Class	Original Cost	Amortized Cost	Fair Value	Difference (1)	Lowest Credit Rating	# of issuers currently performing	Actual deferrals/defaults (as a % of original dollar)	Expected deferrals/defaults (as a % of remaining of performing collateral)		Excess Subordination as a Percentage of Current Performing Collateral (4)
	Pooled trust preferred securities:
	Available for Sale:
P1	Pooled	Mezz	$ 1,115	$ 451	$ 248	(203)	Ca	12	22.8%	17.1%	(2)	33.3%
P2	Pooled	Mezz	3,944	1,197	871	(326)	Ca	12	25.9%	18.9%	(2)	8.8%
P3(5)	Pooled	Mezz	2,962	1,419	367	(1,052)	Caa3	22	24.5%	8.2%	(2)	12.3%
P4(6)	Pooled	Mezz	4,060	400	348	(52)	Ca	10	19.2%	8.2%	(3)	21.0%
P5	Pooled	Mezz	5,872	826	376	(450)	Ca	14	26.0%	22.0%	(2)	20.8%

	Held-to-Maturity:
P6	Pooled	Mezz	2,158	255	496	241	Ca	12	22.8%	17.1%	(2)	33.3%
P7	Pooled	Mezz	5,237	1,075	1,161	86	Ca	12	25.9%	18.9%	(2)	8.8%

	Single issuer trust preferred securities
	Available for sale:
S1	Single		261	235	174	(61)	NR	1	-	-
S2	Single		1,000	1,000	1,018	18	Ba3	1	-	-

	Held-to-Maturity:
S3	Single		4,000	4,000	4,000	-	NR	1	-	-
S4	Single		3,360	3,094	3,090	(4)	NR	1	-	-
S5	Single		3,564	3,531	3,586	55	NR	1	-	-

(1)

The differences noted consist of unrealized losses recorded at December 31, 2012 and noncredit other-than-temporary impairment losses recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.

(2)

Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.

(3)

Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default.  The model for this security assumes that one of the banks that are currently deferring will cure.  If additional underlying issuers cure, this bond could recover at a higher percentage.

(4)

Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.

(5)

Other-than-temporary impairment losses of $11,000 were recognized during the year ended December 31, 2012.  Other-than-temporary impairment losses of $115,000 were recognized during the year ended December 31, 2011.

(6)

Other-than-temporary impairment losses of $565,000 were recognized during the year ended December 31, 2012.  Other-than-temporary impairment losses of $240,000 were recognized during the year ended December 31, 2011.

  The amortized cost and estimated fair value of debt securities at December 31, 2012, by contractual maturity, are shown in the following table.  Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.  Mortgage-backed securities have been allocated to their respective maturity groupings based on their contractual maturity.

(In thousands)	Cost	Estimated Fair Value
Securities Available-for-Sale
Due in one year or less	6,672	6,705
Due after one year through five years	31,265	31,680
Due after five years through ten years	55,632	57,646
Due after ten years	271,641	275,132
	$365,210	$371,163

Securities Held-to-Maturity
Due in one year or less	-	-
Due after one year through five years	-	-
Due after five years through ten years	-	-
Due after ten years	13,454	13,861
	$13,454	$13,861

  Gross gains and gross losses realized by the Company from investment security transactions are summarized in the table below:

	For the year ended December 31,
(in thousands)	2012	2011	2010

Gross realized gains	1,776	3,763	1,397
Gross realized losses	(246)	(7)	-
Investment security gains (losses)	1,530	3,756	1,397

  The specific identification method is used to determine the cost basis of securities sold.

  The carrying value of securities pledged to secure public deposits and for other purposes as required or permitted by law approximated $228 million and $204 million at December 31, 2012 and December 31, 2011, respectively.